FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 550	$ 650